Post-Effective Amendment No.29
to the Registration Statement
on Form N-1A(Securities Act
File No.2-57442,
Investment Company Act
File No. 811-2694)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under
the Securities Act of 1933,
as amended (the 1933 Act),
The Municipal Fund
Accumulation Program, Inc.
hereby certifies that:

(1)the form of Prospectus and
Statement of Additional
Information that would
have been filed pursuant
to Rule 497(c)under the 1933 Act
would not have differed from that
contained in Post-Effective
Amendment No. 29 to the Fund's
Registration Statement on
 Form N-1A; and

(2) the text of Post-Effective
Amendment No.29to the Fund's
Registration Statement on
Form N-1A was filed
electronically with the
Securities andExchange
 Commission on April 30, 2003.

Very truly yours,

The Municipal Fund
Accumulation Program, Inc.

/s/ Brian D. Stewart

Brian D. Stewart
Secretary of Fund